Document And Entity Information	Sep. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	ATERIAN, INC.
Document, Type	8-K
Document, Period End Date	Sep. 23, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38937
Entity, Tax Identification Number	86-1739858
Entity, Address, Address Line One	350 Springfield Avenue
Entity, Address, Address Line Two	Suite #200
Entity, Address, City or Town	Summit
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07901
City Area Code	347
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001757715